Restructuring and Other Items (Tables)	12 Months Ended
Dec. 31, 2013
Recognized Restructuring and Other Items, Net
Restructuring and other items recognized during the year ended December 31, 2013 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	(in thousands)
Restructuring charges	$9,033	$4,525	9,817
Other items	-	1,111	-

Net charge	$9,033	$5,636	$9,817

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognised	8,131	902	9,033
Cash payments	(6,544)	(199)	(6,743)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)
Provision at December 31, 2013	$1,491	$703	$2,194

Prior Period Restructuring Charges
Details of the movement in the 2012 restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)
Initial provision recognized	$3,394	$1,250	$4,644
Residual balance from prior period	-	130	130
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)
Provision at December 31, 2012	$360	$556	$916
Cash payments	(197)	(426)	(623)
Amounts released	(57)	-	(57)
Provision at December 31, 2013	$106	$130	$236